UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         30 June 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.Safra Asset Management (Europe) Ltd
          --------------------------------------------------------------
Address:    47 Berkeley Square
          --------------------------------------------------------------
            London W1J 5AU
          --------------------------------------------------------------
            United Kindom
          --------------------------------------------------------------

Form 13F File Number:   	028-14611
                            --------------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Paul Ellis
                  ----------------------------------------------------------
          Title:    Compliance Officer
                  ----------------------------------------------------------
          Phone:    44 207 514 1016
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Paul Ellis       	 London, UK    			13 July 2012
      ---------------------     ---------------------    -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name


                                 -------------------------------


                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              none
                                             ----------------------------

Form 13F Information Table Entry Total:         60
                                             ----------------------------

Form 13F Information Table Value Total:	    $ 25,515

                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.



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FORM 13F

06-30-2012

                                                   FORM 13F INFORMATION TABLE

NAME OF ISSUER                                  TITLE                VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                               OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS  SOLE  SHARED NONE
  ------------------------------              ----------  --------- -------- --------  ---  ---- ------- -------- ------ ------ ----

AIRCASTLE LTD					Equity			365   30,279		  Sole	JSAMEL	   365	    0	  0
ALLIANCE DATA SYSTEMS CORP			Equity	18581108	 90      673		  Sole	JSAMEL	    90	    0	  0
AMERICAN EQUITY INVT LIFE HL			Equity	25676206	329   29,892		  Sole	JSAMEL	   329	    0	  0
AMERICAN GREETINGS CORP-CL A			Equity	26375105	325   22,290	          Sole	JSAMEL	   325	    0	  0
AMERICA'S CAR-MART INC				Equity	03062T105	268    6,900		  Sole	JSAMEL	   268	    0	  0
APOLLO GROUP INC-CL A				Equity	37604105	50     1,385		  Sole	JSAMEL	    50	    0	  0
APPLE INC					Equity	37833100	399	 684		  Sole	JSAMEL	   399	    0	  0
ASSURANT INC					Equity	04621X108	458   13,156	 	  Sole	JSAMEL	   458	    0	  0
BAIDU INC - SPON ADR				DReceip	56752108	227    1,981		  Sole	JSAMEL	   227	    0	  0
BOYD GAMING CORP				Equity	103304101	249   34,706	 	  Sole	JSAMEL	   249	    0	  0
CAMERON INTERNATIONAL CORP			Equity	13342B105	209    4,900		  Sole	JSAMEL	   209	    0	  0
CF INDUSTRIES HOLDINGS INC			Equity	125269100	309    1,598	 	  Sole	JSAMEL	   309	    0	  0
CF INDUSTRIES HOLDINGS INC			Equity	125269100	581    3,000		  Sole	JSAMEL	   581	    0	  0
COOPER INDUSTRIES PLC				Equity		      2,541   37,281		  Sole	JSAMEL	 2,541	    0	  0
COPA HOLDINGS SA-CLASS A			Equity		 	318    3,864		  Sole	JSAMEL	   318	    0	  0
DILLARDS INC-CL A				Equity	254067101	307    4,824	  	  Sole	JSAMEL	   307	    0	  0
DISCOVER FINANCIAL SERVICES			Equity	254709108	416   12,031		  Sole	JSAMEL	   416	    0	  0
DOMTAR CORP					Equity	257559203	340    4,439		  Sole	JSAMEL	   340	    0	  0
DXP ENTERPRISES INC				Equity	233377407	275    6,640	 	  Sole	JSAMEL	   275	    0	  0
ELSTER GROUP SE-ADR	  			DReceip	290348101	851   42,000	 	  Sole	JSAMEL	   851	    0	  0
EMC CORP/MASS					Equity	268648102	1,291 50,400	 	  Sole	JSAMEL	   129	    0	  0
EXELIS INC					Equity	30162A108	254   25,818		  Sole	JSAMEL	   254	    0	  0
FINANCIAL SELECT SECTOR SPDR			ETF	81369Y605	585   40,000		  Sole	JSAMEL	   585	    0	  0
GOODRICH CORP					Equity	382388106     3,722   29,334		  Sole	JSAMEL	 3,722	    0	  0
HALLIBURTON CO	    				Equity	406216101	207    7,300	 	  Sole	JSAMEL	   207	    0	  0
HARTFORD FINANCIAL SVCS GRP			Equity	416515104	241   13,690		  Sole	JSAMEL	   241	    0	  0
HILLSHIRE BRANDS CO				Equity	432589109	231    8,000		  Sole	JSAMEL	   231	    0	  0
HOSPITALITY PROPERTIES TRUST			Equity	44106M102	310   12,546		  Sole	JSAMEL	   310	    0	  0
HUNTSMAN CORP					Equity	447011107	 15   12,315		  Sole	JSAMEL	   159	    0	  0
KNOLOGY INC					Equity	499183804     1,042   53,000		  Sole	JSAMEL	 1,042	    0	  0
LORILLARD INC					Equity	544147101	496    3,763		  Sole	JSAMEL	   496	    0	  0
LYONDELLBASELL INDU-CL A			Equity 	   		282    7,015		  Sole	JSAMEL	   282	    0	  0
MACQUARIE INFRASTRUCTURE CO			Equity	55608B105	373   11,234	  	  Sole	JSAMEL	   373	    0	  0
MONSTER BEVERAGE CORP				Equity	611740101	441    6,207		  Sole	JSAMEL	   441	    0	  0
NELNET INC-CL A					Equity	64031N108	230   10,000		  Sole	JSAMEL	   230	    0	  0
NETEASE.COM INC-ADR				DReceip	64110W102	422    7,172		  Sole	JSAMEL	   422	    0	  0
NEUSTAR INC-CLASS A				Equity	64126X201	115    3,464		  Sole	JSAMEL	   115	    0	  0
NOBLE CORP	  				Equity			211    6,500		  Sole	JSAMEL	   211	    0	  0
NRG ENERGY INC					Equity	629377508	385   22,181		  Sole	JSAMEL	   385	    0	  0
OASIS PETROLEUM INC				Equity	674215108	 24    1,024		  Sole	JSAMEL	    24	    0	  0
OGE ENERGY CORP					Equity	670837103        28	 553		  Sole	JSAMEL	    28	    0	  0
OIL STATES INTERNATIONAL INC			Equity	678026105	289    4,369	 	  Sole	JSAMEL	   289	    0	  0
ON ASSIGNMENT INC				Equity	682159108	157    9,858		  Sole	JSAMEL	   157	    0	  0
ORACLE CORP					Equity	68389X105     1,340   45,150		  Sole	JSAMEL	 1,340	    0	  0
PAR PHARMACEUTICAL COS INC			Equity	69888P106	311    8,625		  Sole	JSAMEL	   311	    0	  0
PDL BIOPHARMA INC				Equity	69329Y104	471   71,044		  Sole	JSAMEL	   471	    0	  0
PHILIP MORRIS INTERNATIONAL			Equity	718172109	129    1,481		  Sole	JSAMEL	   129	    0	  0
PLX TECHNOLOGY INC	  			Equity	693417107	635  100,000		  Sole	JSAMEL	   635	    0	  0
POLARIS INDUSTRIES INC				Equity	731068102	 42	 596		  Sole	JSAMEL	    42	    0	  0
QUESTCOR PHARMACEUTICALS			Equity	74835Y101	238    4,479		  Sole	JSAMEL	   238	    0	  0
ROCKWOOD HOLDINGS INC				Equity	774415103	 68    1,550		  Sole	JSAMEL	    68	    0	  0
SEAGATE TECHNOLOGY				Equity			233    9,429		  Sole	JSAMEL	   233	    0	  0
SOLUTIA INC					Equity	834376501	434   15,500		  Sole	JSAMEL	   434	    0	  0
TECH DATA CORP	    				Equity	878237106	 41	 863		  Sole	JSAMEL	    41	    0	  0
TESORO CORP					Equity	881609101	111    4,466		  Sole	JSAMEL	   111	    0	  0
TORCHMARK CORP					Equity	891027104	 97    1,932		  Sole	JSAMEL	    97	    0	  0
UNITED RENTALS INC				Equity	911363109	398   11,700		  Sole	JSAMEL	   398	    0	  0
WELLCARE HEALTH PLANS INC			Equity	94946T106	 99    1,869		  Sole	JSAMEL	    99	    0	  0
WESTERN REFINING INC				Equity	959319104	 27    1,245		  Sole	JSAMEL	    27	    0	  0
YAHOO! INC					Equity	984332106	411   26,000		  Sole	JSAMEL	   411	    0	  0



REPORT SUMMARY             60   DATA RECORDS     $25,515